Ally Master Owner Trust
Monthly Servicing Report
September 15, 2020

ADDITIONAL PRINCIPAL RECEIVABLE STATISTICS
As of August 31, 2020

		# of	$ Per	% of Total
		Vehicles	Vehicle	Pool

Pool Balance
New Auto	$6,891,500,939.16	174,111	$39,581.08	78.80%
Used Auto	$324,442,714.47	19,223	$16,877.84	3.71%
Medium Duty Trucks	$20,639,017.30	473	$43,634.29	0.24%
Less Dealer Reserve	$1,635,435,263.46
Total	$5,601,147,407.47	193,807		82.74%

Ally Bank Retained Receivables
New Auto	$325,632,879.88	7,501	$43,411.93	3.72%
Used Auto	$1,141,765,428.71	50,978	$22,397.22	13.05%
Medium Duty Trucks	$1,413,691.50	25	$56,547.66	0.02%
DPP	$31,009,587.26	860	$36,057.66	0.35%
Other	$9,438,146.58	76	$124,186.14	0.11%
Total	$1,509,259,733.93	59,440		17.26%

Ending Aggregate Balance of All Receivables, net of Dealer Reserves, in the Accounts (including retained property)	$7,110,407,141.40	253,247		100.00%
Dealer Reserve	$1,635,435,263.46
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)	$8,745,842,404.86	253,247		100.00%

			# of	% of Total
			Dealers	Pool
Distribution by Dealer Credit Status
Satisfactory	Eligible	$6,262,862,512.35	1,424	71.61%
Limited	Eligible	$969,891,459.62	213	11.09%
Programmed	Eligible	$3,828,698.96	8	0.04%
No-Credit	Eligible	$0.00	0	0.00%
Satisfactory	Ineligible	$1,198,184,324.41	N/A	13.70%
Limited	Ineligible	$305,461,511.64	N/A	3.49%
Programmed	Ineligible	$5,613,897.88	N/A	0.06%
No-Credit	Ineligible	$0.00	N/A	0.00%
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)		$8,745,842,404.86	1,645	100.00%

			# of	% of Total
			Dealers	Pool
Total Pool Balance by Age Distribution
1-120 Days		$6,800,212,426.81	197,847	77.75%
121-180 Days		$592,886,130.02	17,522	6.78%
181-270 Days		$737,118,152.85	20,529	8.43%
Over 270 Days		$615,625,695.18	17,349	7.04%
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)		$8,745,842,404.86	253,247	100.00%

Asset Representation Review Trigger ("ARR Trigger")1
Ally Bank Portfolio2
	Current Month
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	2,940	12,964,832	72.70%
L…………………………………....	1,092	4,789,575	26.86%
P……………………………………	49	60,904	0.34%
N …………………………………..	8	17,370	0.10%
Total ……………………………….	4,089	17,832,681	100.00%

	Month 2
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	2,944	12,559,420	72.53%
L…………………………………....	1,106	4,664,299	26.93%
P……………………………………	56	67,616	0.39%
N …………………………………..	8	25,736	0.15%
Total ……………………………….	4,114	17,317,070	100.00%

	Month 3
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	2,956	13,110,981	72.88%
L…………………………………....	1,103	4,768,536	26.51%
P……………………………………	70	82,870	0.46%
N …………………………………..	10	27,161	0.15%
Total ……………………………….	4,139	17,989,548	100.00%
Notes:
1. Asset Representation Review Trigger ("ARR Trigger") only pertains to AMOT Series issued after November 23, 2015.
2. There were no delinquencies or losses in period.
3. This Servicer Certificate relates only to AMOT. This Servicer Certificate should not be relied upon with respect to any other security.
The information contained herein is only an indication of past performance and does not predict how AMOT will perform in the future.